UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 55         East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense – 0.7%
Lockheed Martin Corp., 6.15%, 9/01/36	$345	$394,741
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,382,210
United Technologies Corp., 6.05%, 6/01/36	450	571,161

		2,348,112
Airlines – 0.4%
American Airlines Pass-Through Trust, 5.25%, 7/31/21	339	315,733
Continental Airlines 2010-1 Class A Pass-Through Trust, 4.75%, 1/12/21	1,000	1,015,000

		1,330,733

Biotechnology – 1.0%
Amgen, Inc.:
1.88%, 11/15/14	375	379,854
2.30%, 6/15/16	550	553,757
5.15%, 11/15/41	1,125	1,166,269
5.65%, 6/15/42	25	27,179
Gilead Sciences, Inc., 3.05%, 12/01/16	1,150	1,177,008

		3,304,067

Capital Markets – 4.7%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	349,719
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,596,677
6.25%, 9/01/17	1,500	1,568,155
6.15%, 4/01/18	525	541,847
5.25%, 7/27/21	775	756,043
6.25%, 2/01/41	725	711,246
Morgan Stanley:
5.63%, 1/09/12	1,675	1,675,256
6.25%, 8/28/17	885	866,101
7.30%, 5/13/19	1,625	1,654,980
5.63%, 9/23/19	400	370,432
5.50%, 7/28/21	1,475	1,363,837
UBS AG:
2.25%, 1/28/14	1,126	1,095,731
5.88%, 12/20/17	665	692,298

		15,242,322

Chemicals – 0.5%
Ecolab, Inc.:
2.38%, 12/08/14	265	270,147
4.35%, 12/08/21	440	469,871
5.50%, 12/08/41	850	941,921

		1,681,939

Commercial Banks – 8.3%
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,535,758
Barclays Bank Plc, 5.14%, 10/14/20	1,500	1,269,730
HSBC Bank USA, N.A., 4.63%, 4/01/14	5,500	5,619,850

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
HSBC Holdings Plc:
5.10%, 4/05/21	$1,050	$1,115,723
6.80%, 6/01/38	1,505	1,558,798
6.10%, 1/14/42	500	566,733
ING Bank NV:
2.38%, 6/09/14 (a)	850	828,628
3.00%, 9/01/15 (a)	1,625	1,536,316
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (a)	1,225	1,005,366
Macquarie Bank Ltd., 6.63%, 4/07/21 (a)	710	654,589
Nordea Bank AB, 2.13%, 1/14/14 (a)(b)	1,100	1,078,820
Royal Bank of Scotland Group Plc, 5.00%, 11/12/13	3,000	2,682,204
Standard Chartered Plc, 5.50%, 11/18/14 (a)	2,200	2,328,902
Wells Fargo & Co.:
4.38%, 1/31/13	5,015	5,183,008
3.68%, 6/15/16	300	313,499

		27,277,924

Commercial Services & Supplies – 0.5%
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)	1,575	1,483,934

Communications Equipment – 0.2%
Juniper Networks, Inc., 4.60%, 3/15/21	600	635,834

Computers & Peripherals – 0.3%
Hewlett-Packard Co.:
2.63%, 12/09/14	545	549,802
3.30%, 12/09/16	525	536,080

		1,085,882

Consumer Finance – 1.7%
Capital One Financial Corp., 2.13%, 7/15/14	1,475	1,456,091
Discover Bank:
8.70%, 11/18/19	650	741,120
7.00%, 4/15/20	475	496,977
Dresdner Bank AG, 7.25%, 9/15/15	700	587,101
Lloyds TSB Bank Plc, 6.38%, 1/21/21	825	826,762
SLM Corp.:
5.00%, 10/01/13	525	525,000
6.25%, 1/25/16	1,055	1,025,965

		5,659,016

Diversified Financial Services – 10.0%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	1,000	993,455
Bank of America Corp.:
6.50%, 8/01/16	3,330	3,353,543
5.75%, 12/01/17	2,080	1,964,604
BP Capital Markets Plc, 3.13%, 10/01/15	2,875	3,011,341

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO LIBOR	General Obligation Bonds London Interbank Offered Rate	NR RB TBA	Not Rated Revenue Bonds To-Be-Announced

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Citigroup, Inc.:
5.50%, 10/15/14	$4,050	$4,163,590
4.75%, 5/19/15	785	795,016
5.30%, 1/07/16	1,000	1,036,904
6.00%, 10/31/33	100	85,672
6.13%, 8/25/36	100	86,501
CME Group Index Services LLC, 4.40%, 3/15/18 (a)	1,700	1,806,216
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)	1,450	1,599,842
General Electric Capital Corp.:
2.80%, 1/08/13	2,100	2,139,900
6.75%, 3/15/32	1,075	1,258,762
6.15%, 8/07/37	715	782,130
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (a)	750	748,792
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	825	855,937
JPMorgan Chase & Co.:
3.15%, 7/05/16	1,675	1,682,839
6.00%, 1/15/18	2,150	2,398,710
JPMorgan Chase Bank, N.A., 6.00%, 7/05/17	1,427	1,531,175
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	1,350	1,272,455
7.75%, 5/14/38	500	475,061
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	655	667,981

		32,710,426

Diversified Telecommunication Services – 4.7%
AT&T Inc., 6.50%, 9/01/37	890	1,108,128
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (a)	950	957,053
France Telecom SA, 4.13%, 9/14/21	1,325	1,335,697
Qwest Corp., 8.38%, 5/01/16	2,000	2,290,746
Telecom Italia Capital SA, 5.25%, 11/15/13	1,360	1,306,394
Telefonica Emisiones SAU, 7.05%, 6/20/36	1,075	1,048,200
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (a)	1,375	1,357,376
Verizon Communications, Inc.:
1.95%, 3/28/14	3,025	3,087,484
6.25%, 4/01/37	850	1,048,696
Verizon Global Funding Corp., 7.75%, 12/01/30	750	1,044,538
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	820	871,250

		15,455,562

Electric Utilities – 5.3%
Carolina Power & Light Co., 6.30%, 4/01/38	750	1,019,018
The Cleveland Electric Illuminating Co., 5.65%, 12/15/13	450	480,280
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	532,049
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,792,043
E.ON International Finance BV, 5.80%, 4/30/18 (a)	1,100	1,254,153
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,409,501
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,963,326
Kentucky Utilities Co., 5.13%, 11/01/40	1,050	1,258,272
Kiowa Power Partners LLC, 4.81%, 12/30/13 (a)	7	6,717

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Louisville Gas & Electric Co., 1.63%, 11/15/15	$299	$300,531
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,533,965
5.75%, 4/01/18	1,475	1,702,160
Ohio Edison Co., 6.40%, 7/15/16	190	219,017
PacifiCorp, 6.00%, 1/15/39	450	574,634
Progress Energy, Inc., 4.88%, 12/01/19	1,075	1,222,183
Southern California Edison Co., 5.35%, 7/15/35	825	991,794

		17,259,643

Energy Equipment & Services – 1.5%
Ensco Plc, 3.25%, 3/15/16	1,600	1,632,232
Halliburton Co., 7.45%, 9/15/39	320	462,364
Transocean, Inc.:
5.05%, 12/15/16	1,150	1,174,235
6.00%, 3/15/18	600	613,212
6.50%, 11/15/20	500	516,496
6.38%, 12/15/21	480	510,184

		4,908,723

Food & Staples Retailing – 2.1%
CVS Caremark Corp., 5.75%, 6/01/17	1,700	1,983,631
Tesco Plc, 5.50%, 11/15/17 (a)	1,840	2,135,145
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	807,428
6.50%, 8/15/37	1,060	1,464,376
6.20%, 4/15/38	230	308,875

		6,699,455

Food Products – 1.1%
Kraft Foods, Inc.:
6.50%, 8/11/17	2,640	3,140,454
6.50%, 11/01/31	375	466,201
6.88%, 2/01/38	85	112,555

		3,719,210

Gas Utilities – 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,057,094

Health Care Equipment & Supplies – 1.1%
CareFusion Corp., 6.38%, 8/01/19	695	820,690
Covidien International Finance SA, 6.00%, 10/15/17	2,300	2,725,502

		3,546,192

Health Care Providers & Services – 0.4%
Coventry Health Care, Inc., 5.45%, 6/15/21	850	944,528
WellPoint, Inc., 6.38%, 6/15/37	375	473,280

		1,417,808

Independent Power Producers & Energy Traders – 9 0.6%
Constellation Energy Group, Inc., 7.60%, 4/01/32	900	1,159,762
Ipalco Enterprises, Inc., 5.00%, 5/01/18	925	906,500

		2,066,262

Industrial Conglomerates – 0.3%
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (a)	1,000	1,058,490

2	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Insurance – 6.7%
ACE INA Holdings, Inc., 2.60%, 11/23/15	$625	$636,174
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	826,487
American International Group, Inc.:
4.88%, 9/15/16	500	473,155
5.45%, 5/18/17	725	692,839
6.40%, 12/15/20	485	489,476
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)	1,100	1,048,517
Genworth Financial, Inc.:
6.52%, 5/22/18	200	183,549
7.63%, 9/24/21	550	514,249
International Lease Finance Corp., 6.38%, 3/25/13	750	746,250
Manulife Financial Corp., 4.90%, 9/17/20	750	764,697
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (a)(b)	1,200	1,755,310
MetLife, Inc., 5.38%, 12/15/12	3,400	3,538,360
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (a)(b)	2,550	2,663,814
Pacific Life Insurance Co., 9.25%, 6/15/39 (a)	1,230	1,637,953
Pricoa Global Funding I, 5.40%, 10/18/12 (a)(b)	2,125	2,189,577
Prudential Financial, Inc.:
5.70%, 12/14/36	1,375	1,365,176
8.88%, 6/15/38 (c)	850	973,250
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)(b)	1,050	1,347,572

		21,846,405

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.:
4.45%, 9/14/12	850	866,640
5.00%, 7/15/20	875	979,762
Life Technologies Corp., 3.50%, 1/15/16	1,295	1,300,410
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	434	484,932

		3,631,744

Machinery – 0.3%
AGCO Corp., 5.88%, 12/01/21 (a)	775	783,362
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	220	235,171
Siemens Financieringsmat, 5.50%, 2/16/12 (a)	100	100,525

		1,119,058

Media – 9.9%
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	3,000	3,262,542
Comcast Corp.:
5.90%, 3/15/16	955	1,093,085
6.50%, 11/15/35	1,375	1,657,404
6.55%, 7/01/39	925	1,140,544
COX Communications, Inc.:
7.13%, 10/01/12	2,250	2,355,869
4.63%, 6/01/13	5,000	5,270,820
8.38%, 3/01/39 (a)	625	836,849
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16	1,950	2,010,302
6.38%, 3/01/41	699	805,961
Discovery Communications LLC:
3.70%, 6/01/15	1,175	1,235,796
6.35%, 6/01/40	205	246,942

Corporate Bonds	Par (000)	Value

Media (concluded)
Grupo Televisa SA, 6.63%, 1/15/40	$900	$1,014,858
NBCUniversal Media LLC:
2.88%, 4/01/16	587	598,454
5.95%, 4/01/41	475	558,322
News America, Inc.:
7.28%, 6/30/28	1,075	1,219,746
6.40%, 12/15/35	1,025	1,123,187
TCM Sub LLC, 3.55%, 1/15/15 (a)	1,750	1,814,297
Thomson Reuters Corp., 5.95%, 7/15/13	2,300	2,450,627
Time Warner Cable, Inc.:
5.85%, 5/01/17	2,000	2,277,656
8.25%, 4/01/19	1,120	1,406,733

		32,379,994

Metals & Mining – 2.6%
Alcoa, Inc., 5.40%, 4/15/21	1,395	1,397,602
Barrick Gold Corp., 2.90%, 5/30/16	750	769,757
Barrick North America Finance LLC, 5.70%, 5/30/41	950	1,125,417
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	1,200	1,190,370
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	800	850,000
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	1,025	1,396,995
Southern Copper Corp., 6.75%, 4/16/40	750	750,462
Teck Resources Ltd., 10.25%, 5/15/16	850	977,500

		8,458,103

Multi-Utilities – 2.4%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	992,302
Northern States Power Co., 6.20%, 7/01/37	725	990,799
Sempra Energy, 6.50%, 6/01/16	975	1,137,337
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,457,455
6.00%, 1/15/36	900	1,141,400

		7,719,293

Oil, Gas & Consumable Fuels – 6.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	2,647	3,000,507
6.38%, 9/15/17	200	231,827
Canadian Natural Resources Ltd., 5.70%, 5/15/17	1,645	1,944,984
Cenovus Energy, Inc., 6.75%, 11/15/39	355	469,808
DCP Midstream LLC:
5.35%, 3/15/20 (a)	750	802,640
4.75%, 9/30/21 (a)	650	671,821
El Paso Natural Gas Co., 8.63%, 1/15/22	485	614,726
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20	390	429,829
5.00%, 10/01/21	900	926,293
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	524,188
5.25%, 1/31/20	900	993,714
6.45%, 9/01/40	800	932,903
5.70%, 2/15/42	490	533,849
EOG Resources, Inc., 2.50%, 2/01/16	1,000	1,029,846
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,400	1,634,877
Marathon Petroleum Corp., 6.50%, 3/01/41	422	478,221
Newfield Exploration Co., 5.75%, 1/30/22	575	621,000
Nexen, Inc., 6.40%, 5/15/37	725	767,963

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Schlumberger Norge AS, 4.20%, 1/15/21 (a)	$975	$1,073,187
Shell International Finance BV:
3.10%, 6/28/15	50	53,607
6.38%, 12/15/38	800	1,101,049
Valero Energy Corp., 6.63%, 6/15/37	426	456,773
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,086,674
The Williams Cos., Inc.:
7.75%, 6/15/31	186	231,373
8.75%, 3/15/32	155	203,088
Williams Partners LP:
5.25%, 3/15/20	800	885,574
4.00%, 11/15/21	435	446,667
6.30%, 4/15/40	225	274,341

		22,421,329

Paper & Forest Products – 0.8%
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	900	1,065,297
International Paper Co., 7.95%, 6/15/18	1,150	1,399,813

		2,465,110

Pharmaceuticals – 4.0%
Allergan, Inc., 5.75%, 4/01/16	550	636,662
Merck & Co, Inc., 6.55%, 9/15/37	625	871,307
Roche Holding, Inc., 6.00%, 3/01/19 (a)(b)	1,200	1,458,496
Sanofi-Aventis SA:
2.63%, 3/29/16	430	448,373
4.00%, 3/29/21	445	493,032
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,712,890
6.15%, 2/01/36	650	790,025
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,025	1,099,872
Wyeth:
5.50%, 2/15/16	1,110	1,290,912
5.45%, 4/01/17	1,500	1,757,237
5.95%, 4/01/37	1,175	1,505,143

		13,063,949

Real Estate Investment Trusts (REITs) – 1.8%
AvalonBay Communities, Inc., 6.13%, 11/01/12	53	54,824
Developers Diversified Realty Corp.:
4.75%, 4/15/18	280	267,906
7.88%, 9/01/20	350	390,444
ERP Operating LP, 4.63%, 12/15/21	1,425	1,453,149
HCP, Inc.:
3.75%, 2/01/16	525	534,170
5.38%, 2/01/21	725	760,079
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	879,946
ProLogis LP, 6.25%, 3/15/17	525	567,164
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	845	815,548

		5,723,230

Road & Rail – 1.1%
Asciano Finance Ltd., 5.00%, 4/07/18 (a)	600	601,648
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	490,472
5.75%, 5/01/40	500	598,206
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,433,671

Corporate Bonds	Par (000)	Value

Road & Rail (concluded)
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500	$586,263

		3,710,260

Software – 0.9%
Oracle Corp.:
5.25%, 1/15/16	2,100	2,424,868
5.38%, 7/15/40	475	578,681

		3,003,549

Tobacco – 1.1%
Altria Group, Inc., 10.20%, 2/06/39	643	1,000,585
Lorillard Tobacco Co., 3.50%, 8/04/16	1,100	1,112,631
Philip Morris International, Inc., 5.65%, 5/16/18	1,385	1,638,210

		3,751,426

Wireless Telecommunication Services – 3.7%
Alltel Corp., 7.88%, 7/01/32	470	671,733
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,345,734
2.38%, 9/08/16	2,340	2,333,481
American Tower Corp., 4.63%, 4/01/15	2,500	2,605,780
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	411,658
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,488,173
Vodafone Group Plc, 5.75%, 3/15/16	2,000	2,305,840

		12,162,399

Total Corporate Bonds – 89.0%		291,404,477

Foreign Agency Obligations
CDP Financial, Inc., 4.40%, 11/25/19 (a)	519	563,134
Nakilat, Inc., 6.07%, 12/31/33 (a)	25	26,625
Petrobras International Finance Co.:
3.88%, 1/27/16	700	721,148
5.88%, 3/01/18	2,350	2,571,767
7.88%, 3/15/19	450	537,164
6.88%, 1/20/40	845	978,666

Total Foreign Agency Obligations – 1.7%		5,398,504

Foreign Government Obligations
Colombia – 0.3%
Republic of Colombia, 4.38%, 7/12/21	825	886,875

Mexico – 1.0%
United Mexican States:
5.88%, 2/17/14	1,775	1,921,437
5.95%, 3/19/19	1,100	1,307,350

		3,228,787

Peru – 0.1%
Republic of Peru, 5.63%, 11/18/50	400	440,000

United Arab Emirates – 0.6%
Abu Dhabi Government International Bonds, 6.75%, 4/08/19	1,750	2,143,750

Total Foreign Government Obligations – 2.0%		6,699,412

4	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value

Capital Markets – 0.7%
Credit Suisse AG/Guernsey, 5.86% (c)(d)	$2,000	$1,625,000
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(e)(f)	4,070	407
State Street Capital Trust IV, 1.55%, 6/01/37 (c)	1,075	707,636

		2,333,043

Commercial Banks – 0.1%
Wachovia Capital Trust III, 5.57% (c)(f)	225	188,438

Consumer Finance – 0.4%
Capital One Capital V, 10.25%, 8/15/39	1,400	1,452,500

Diversified Financial Services – 0.6%
JPMorgan Chase Capital XXII, 6.45%, 2/02/37	200	200,000
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	1,225	1,232,656
ZFS Finance USA Trust V, 6.50%, 5/09/37 (a)(c)	500	450,000

		1,882,656

Insurance – 0.9%
Lincoln National Corp., 7.00%, 5/17/66 (c)	875	789,687
MetLife, Inc., 6.40%, 12/15/36	900	851,627
New York Life Insurance Co., 6.75%, 11/15/39 (a)	925	1,181,175

		2,822,489

Total Capital Trusts – 2.7%		8,679,126

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,222,930
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	2,000	2,673,360
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	2,325	3,271,624
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,265,628
State of Illinois GO, 4.42%, 1/01/15	1,100	1,144,242

Total Taxable Municipal Bonds – 2.9%		9,577,784

U.S. Government Sponsored Agency Securities
Agency Obligations – 0.5%
Fannie Mae, 3.41%, 10/09/19 (b)(g)	2,250	1,729,946

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.38%, 11/15/39-5/15/41 (b)	1,255	1,632,882
3.88%, 8/15/40 (b)	2,475	2,966,906
3.75%, 8/15/41	490	576,286
3.13%, 11/15/41	1,000	1,047,656

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes:
0.88%, 12/31/16 (h)	$2,000	$2,003,594
2.13%, 8/15/21 (b)	3,705	3,799,941
2.00%, 11/15/21	2,585	2,614,485

Total U.S. Treasury Obligations – 4.5%		14,641,750

Total Long-Term Investments (Cost – $319,022,670) – 103.3%		338,130,999

Short-Term Securities	Shares

Dreyfus Treasury Prime, 0.00% (i)	6,656,715	6,656,715

Total Short-Term Securities (Cost – $6,656,715) – 2.0%		6,656,715

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Call Swaptions – 0.1%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	$8,200	165,626
Receive a fixed rate of 1.900% and pay a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG	5,600	29,255

		194,881

Over-the-Counter Put Swaptions – 0.0%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	8,200	1
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	3,900	–
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG	5,600	7,996
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Citibank, N.A.	4,200	5,236
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Deutsche Bank AG	3,400	4,239
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker UBS AG	5,000	6,233

		23,705

Total Options Purchased (Cost – $306,028) – 0.1%		218,586

Total Investments Before Options Written (Cost – $325,985,413*) – 105.4%		345,006,300

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	5

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value

Over-the-Counter Call Swaptions – (0.9)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	$8,200	$(217,640)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	5,100	(897,050)
Pay a fixed rate of 4.705% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank, N.A.	9,600	(1,856,740)

		(2,971,430)

Over-the-Counter Put Swaptions – (0.1)%
Receive a fixed rate of 2.000% and pay a floating rate based on 3-month LIBOR, Expires 11/01/12, Broker Citibank, N.A.	11,900	(74,380)
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	8,200	(1)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG	5,100	(226)
Receive a fixed rate of 4.705% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citibank, N.A.	9,600	(100,079)

		(174,686)

Total Options Written (Premiums Received – $1,773,522) – (1.0)%		(3,146,116)

Total Investments Net of Options Written — 104.4%		341,860,184
Liabilities in Excess of Other Assets – (4.4)%		(14,464,819)

Net Assets — 100.0%	$327,395,365

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$325,985,413

Gross unrealized appreciation.	$26,030,857
Gross unrealized depreciation.	(7,009,970)

Net unrealized appreciation	$19,020,887

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	$2,003,594	$7,728

(i)	Represents the current yield as of report date.
•	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse International	0.16%	11/29/11	Open	$1,620,252	$1,620,000
Credit Suisse International	0.05%	12/02/11	Open	3,732,953	3,732,788
BNP Paribas SA	0.10%	12/05/11	Open	950,433	950,356
Credit Suisse International	0.10%	12/06/11	Open	2,911,445	2,911,219
UBS AG	0.38%	12/21/11	Open	1,053,395	1,053,250
UBS AG	0.38%	12/21/11	Open	2,601,357	2,601,000
UBS AG	0.38%	12/21/11	Open	1,121,029	1,120,875
UBS AG	0.38%	12/21/11	Open	1,395,191	1,395,000
UBS AG	0.38%	12/21/11	Open	2,034,967	2,034,688
UBS AG	0.38%	12/21/11	Open	1,593,219	1,593,000
Total				$19,014,241	$19,012,176
[1]	Certain agreements have no stated maturity and can be terminated by either party at anytime.

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
67	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	March 2012	$9,702,438	$110,845
31	Ultra Treasury Bonds	Chicago Mercantile	March 2012	$4,965,813	129,628
Total					$240,473

•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
67	U.S. Treasury Notes (2 Year)	Chicago Mercantile	March 2012	$14,776,641	$(12,436)
15	U.S. Treasury Notes (5 Year)	Chicago Mercantile	March 2012	$1,848,867	(4,541)
22	U.S. Treasury Notes (10 Year)	Chicago Mercantile	March 2012	$2,884,750	(1,339)
Total					$(18,316)

6	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (continued)	Series C Portfolio

•	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.48%(a)	3-month LIBOR	UBS AG	9/17/40	$2,000	$(385,154)

4.34%(a)	3-month LIBOR	Citibank, N.A.	4/14/41	$1,100	(410,524)

4.35%(a)	3-month LIBOR	Deutsche Bank AG	4/15/41	$200	(75,115)

3.93%(a)	3-month LIBOR	Citibank, N.A.	7/21/41	$1,700	(505,597)

2.81%(a)	3-month LIBOR	Credit Suisse International	10/11/41	$1,400	(68,326)

1.34%(a)	3-month LIBOR	Deutsche Bank AG	11/17/16	$200	(1,559)

1.34%(a)	3-month LIBOR	Deutsche Bank AG	11/21/16	$3,800	(25,111)

3.47%(b)	3-month LIBOR	Deutsche Bank AG	3/23/21	$400	56,069

2.72%(b)	3-month LIBOR	Deutsche Bank AG	8/08/21	$8,000	604,132

2.03%(b)	3-month LIBOR	Deutsche Bank AG	12/21/21	$1,900	1,383

Total					$(809,802)

(a)	Fund pays a fixed interest rate and receives floating rate.
(b)	Fund pays a floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

General Dynamics Corp.	1.00%	JPMorgan Chase Bank, N.A.	9/20/16	$325	$3,795

General Dynamics Corp.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	$700	4,109

General Dynamics Corp.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	$525	3,683

Raytheon Co.	1.00%	Deutsche Bank AG	9/20/16	$750	5,442

Lockheed Martin Corp.	1.00%	Deutsche Bank AG	12/20/16	$2,025	45,664

Total					$62,693

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	$1,225	$ 4,520

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA+	$ 125	1,816

Assured Guaranty Corp.	5.00%	Citibank, N.A.	3/20/15	AA+	$ 525	11,010

Total						$17,346

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	7

Schedule of Investments (concluded)	Series C Portfolio

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$338,130,999	–	$338,130,999
Short-Term Securities	$6,656,715	–	–	6,656,715

Total	$6,656,715	$338,130,999	–	$344,787,714

[1] See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$240,473	$880,170	–	$1,120,643
Credit contracts	–	75,519	$4,520	80,039
Liabilities:
Interest rate contracts	(18,316)	(4,617,502)	–	(4,635,818)

Total	$222,157	$(3,661,813)	$4,520	$(3,435,136)

[2]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

8	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3, 3.04%, 10/15/13	$473	$475,818
Bank of America Auto Trust,Series 2009-2A, Class A3, 2.13%, 9/15/13 (a)	461	461,911
CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, 3/15/13	218	218,666
Ford Credit Auto Owner Trust:
Series 2009-A, Class A3A, 3.96%, 5/15/13	211	211,567
Series 2009-A, Class A4, 6.07%, 5/15/14	2,720	2,812,045
Series 2009-D, Class A3, 2.17%, 10/15/13	367	368,887
Harley-Davidson Motorcycle Trust,
Series 2009-3, Class A4, 2.54%4/17/17	1,000	1,011,528
SLM Student Loan Trust:
Series 2008-4, Class A4, 2.07%, 1/24/17 (b)	7,350	7,543,960
Series 2008-5, Class A2, 1.52%, 10/25/16 (b)	520	523,579
Series 2008-5, Class A3, 1.72%, 1/25/18 (b)	10,000	10,156,220

Total Asset-Backed Securities – 7.7%		23,784,181

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 30.1%
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 10/13/14 (b)	7,355	7,863,326
Series 2005-PW10, Class A4, 5.40%, 12/11/40 (b)	1,000	1,100,776
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	10,255	11,291,934
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	547,752
Commercial Mortgage Asset Trust, Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,198,605
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.42%, 2/15/39 (b)	3,385	3,579,976
Series 2006-C4, Class A3, 5.47%, 8/15/16	5,770	6,136,470
GE Capital Commercial Mortgage Corp.:
Series 2004-C2, Class A4, 4.89%, 3/10/40	1,040	1,097,904
Series 2005-C1, Class A2, 4.35%, 6/10/48	857	856,669
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class B, 5.10%, 7/10/39 (b)	1,000	1,016,151
Series 2003-C2, Class A2, 5.64%, 5/10/40 (b)	3,465	3,653,087
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class B, 5.10%, 11/11/12 (b)	1,000	1,007,052
Series 2005-GG3, Class A2, 4.30%, 8/10/42	773	772,987
Series 2005-GG3, Class A3, 4.57%, 8/10/42	1,335	1,349,748
Series 2007-GG9, Class A4, 5.44%, 1/10/17	13,230	14,319,967

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 5/10/17 (b)	$11,705	$12,711,466
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	305,430
Series 2006-LDP7, Class A4, 5.87%, 4/15/45 (b)	2,105	2,362,507
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	4,687	4,720,643
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 9/15/27 (b)	60	59,626
Series 2004-C4, Class A4, 5.32%, 6/15/29 (b)	220	235,759
Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	355	390,225
Series 2007-C2, Class A2, 5.30%, 2/15/40	4,122	4,133,848
Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 5.84%, 8/11/12 (b)	4,100	4,151,201
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48	4,508	4,513,074

Total Non-Agency Mortgage-Backed Securities – 30.1%		93,376,183

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 0.6%
Freddie Mac:
Series 2511, Class IG, 2.72%, 5/01/36 (b)	1,239	1,317,145
Series 2864, Class NA, 5.50%, 1/15/31	531	548,588

		1,865,733

Federal Deposit Insurance Corporation Guaranteed – 1.7%
Citigroup Funding, Inc., 2.25%, 12/10/12	5,320	5,418,798

		5,418,798

Mortgage-Backed Securities – 47.2%
Fannie Mae Mortgage-Backed Securities:
3.00%, 9/16/14	7,030	7,493,678
3.50%, 1/01/27 (c)	33,100	34,610,188
4.50%, 1/01/42 (c)	33,300	35,433,281
5.00%, 1/01/42 (c)	33,200	35,866,375
6.00%, 1/01/42 (c)	23,200	25,487,375
Freddie Mac Mortgage-Backed Securities, 3.00%, 7/28/14	7,045	7,475,604

		146,366,501

Total U.S. Government Sponsored Agency Securities – 49.5%		153,651,032

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	9

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par 000	Value

U.S. Treasury Bonds:
3.50%, 2/15/39	$10,000	$11,248,440
4.25%, 5/15/39 (d)	10,000	12,721,880
4.38%, 11/15/39-5/15/41	20,500	26,654,609
U.S. Treasury Inflation Indexed Notes, 1.75%, 1/15/28	2,502	3,008,801
U.S. Treasury Notes:
3.63%, 2/15/20	5,900	6,842,619
2.63%, 8/15/20	8,873	9,569,673
3.63%, 2/15/21	9,640	11,192,194
3.13%, 5/15/21	23,000	25,680,926

Total U.S. Treasury Obligations – 34.5%		106,919,142

Total Long-Term Investments (Cost – $351,858,654) – 121.8%		377,730,538

Short-Term Securities	Shares

Dreyfus Treasury Prime, 0.00% (e)	63,123,588	63,123,588

Total Short-Term Securities (Cost – $63,123,588) – 20.4%		63,123,588

Total Investments (Cost – $414,982,242*) – 142.2%		440,854,126
Liabilities in Excess of Other Assets – (42.2)%		(130,726,496)

Net Assets – 100.0%		$310,127,630

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$414,982,242

Gross unrealized appreciation.	$26,054,475
Gross unrealized depreciation.	(182,591)

Net unrealized appreciation	$25,871,884

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation
Citibank, N.A.	$25,487,375	$72,500
Credit Suisse International	$27,439,937	$210,344
Deutsche Bank AG	$43,859,719	$303,328
UBS AG	$34,610,188	$258,594

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
761	U.S. Treasury Notes (5 Year)	Chicago Mercantile	March 2012	$93,799,196	$399,782
231	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	March 2012	$33,451,688	330,697

Total					$730,479

• Financial futures contracts sold as of December 31, 2011 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
4	U.S. Treasury Notes (2 Year)	Chicago Mercantile	March 2012	$882,188	$(742)
1,168	U.S. Treasury Notes (10 Year)	Chicago Mercantile	March 2012	$153,154,000	(1,495,126)
116	Ultra Treasury Bonds	Chicago Mercantile	March 2012	$18,581,750	(121,217)

Total					$(1,617,085)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

10	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (concluded)	Series M Portfolio

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$377,730,538	–	$377,730,538
Short-Term Securities	$63,123,588	–	–	63,123,588

Total	$63,123,588	$377,730,538	–	$440,854,126

[1] See above Schedule of Investments for values in each security type.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$730,479	–	–	$730,479
Liabilities:
Interest rate contracts	(1,617,085)	–	–	(1,617,085)

Total	$(886,606)	–	–	$(886,606)

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	11

Schedule of Investments December 31, 2011 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Ally Auto Receivables Trust, Series 2010-5, Class A2, 0.80%, 3/15/13	$357	$357,177
AmeriCredit Automobile Receivables Trust:
Series 2009-1, Class A3, 3.04%, 10/15/13	390	392,550
Series 2010-1, Class A3, 1.66%, 3/17/14	344	344,066
Series 2010-4, Class A3, 1.27%, 4/08/15	860	860,920
Series 2011-1, Class A3, 1.39%, 9/08/15	330	329,798
Series 2011-2, Class B, 2.33%, 3/08/16	410	412,147
Bank of America Auto Trust:
Series 2009-1A, Class A3, 2.67%, 7/15/13 (a)	82	81,899
Series 2009-2A, Class A3, 2.13%, 9/15/13 (a)	170	170,178
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 8/01/14	202	203,662
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	124	125,234
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.38%, 5/15/12 (a)(b)	1,500	1,509,213
Series 2009-A12, Class A12, 3.35%, 8/15/12 (a)	530	537,670
CNH Equipment Trust, Series 2009-C, Class A3, 1.85%, 12/16/13	13	12,722
Credit Acceptance Auto Loan Trust,
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	710	705,861
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13	193	193,578
Discover Card Master Trust, Series 2009-A1, Class A1, 1.58%, 12/15/14 (b)	1,325	1,332,834
Ford Credit Auto Lease Trust, Series 2010-B, Class A4, 1.04%, 1/15/13 (a)	800	800,244
Ford Credit Auto Owner Trust:
Series 2009-A, Class A4, 6.07%, 5/15/14	560	578,950
Series 2009-D, Class A3, 2.17%, 10/15/13	840	844,752
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A, 1.93%, 12/15/12 (a)(b)	1,690	1,708,132
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	563	565,710
PG&E Energy Recovery Funding LLC:
Series 2005-1, Class A4, 4.37%, 6/25/12	69	70,205
Series 2005-2, Class A2, 5.03%, 3/25/14	56	56,899
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)	559	553,880
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)	500	491,353
Santander Drive Auto Receivables Trust:
Series 2010-1, Class A3, 1.84%, 11/17/14	655	657,612
Series 2010-A, Class A2, 1.37%, 8/15/13 (a)	402	402,200
Series 2010-B, Class A3, 1.31%, 2/17/14 (a)	820	820,463
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)	531	526,111

Asset-Backed Securities	Par (000)	Value

SLC Student Loan Trust, Series 2006-A, Class A4, 0.52%, 10/15/15 (b)	$423	$415,251
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.95%, 3/15/22 (b)	582	560,396
Series 2004-1, Class A2, 0.56%, 7/25/18 (b)	450	449,495
Series 2004-10, Class A4A, 0.82%, 7/27/20 (a)(b)	383	383,426
Series 2004-B, Class A2, 0.75%, 6/15/21 (b)	844	808,394
Series 2007-7, Class A2, 0.62%, 1/25/16 (b)	1,042	1,038,424
Series 2008-5, Class A2, 1.52%, 10/25/16 (b)	2,118	2,131,472
Series 2010-C, Class A1, 1.93%, 2/15/13 (a)(b)	460	461,123

Total Asset-Backed Securities – 15.1%		21,894,001

Corporate Bonds
Airlines – 0.8%
UAL Pass-Through Trust:
10.40%, 11/01/16	498	550,413
9.75%, 1/15/17	542	585,898

		1,136,311

Beverages – 1.7%
Anheuser-Busch Cos, Inc., 5.00%, 1/15/15	365	401,704
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	62	62,970
2.50%, 3/26/13	1,050	1,069,409
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12	870	882,048

		2,416,131

Biotechnology – 0.7%
Amgen, Inc., 1.88%, 11/15/14	538	544,963
Gilead Sciences, Inc., 2.40%, 12/01/14	425	432,654

		977,617

Capital Markets – 4.3%
The Bank of New York Mellon Corp., 4.30%, 5/15/14	750	804,711
Credit Suisse New York:
3.45%, 7/02/12 (c)	1,300	1,316,056
5.50%, 5/01/14	560	582,075
3.50%, 3/23/15	790	781,953
Deutsche Bank AG, 5.38%, 10/12/12	760	775,316
The Goldman Sachs Group, Inc., 1.44%, 2/07/14 (b)	1,480	1,383,356
Morgan Stanley:
6.60%, 4/01/12	455	458,785
5.30%, 3/01/13	100	101,224

		6,203,476

Chemicals – 0.9%
Airgas, Inc., 2.85%, 10/01/13	1,058	1,077,844
Ecolab, Inc., 2.38%, 12/08/14	165	168,205

		1,246,049

12	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Commercial Banks – 4.1%
ANZ National International Ltd., 2.38%, 12/21/12 (a)	$675	$686,652
Barclays Bank Plc, 2.50%, 1/23/13	735	731,865
Intesa Sanpaolo SpA:
0.91%, 1/19/12 (b)	450	449,878
2.38%, 12/21/12	430	399,999
Rabobank Nederland NV, 2.65%, 8/17/12 (a)(c)	1,650	1,665,406
Regions Financial Corp., 4.88%, 4/26/13	505	493,638
Santander US Debt SAU, 1.38%, 3/30/12 (a)(b)	500	499,106
Standard Chartered Plc, 5.50%, 11/18/14 (a)	150	158,789
U.S. Bancorp, 4.20%, 5/15/14	800	856,498

		5,941,831

Commercial Services & Supplies – 0.6%
Allied Waste North America, Inc., 6.88%, 6/01/17	870	920,025

Communications Equipment – 0.2%
Brocade Communications Systems, Inc., 6.63%, 1/15/18	295	306,800

Computers & Peripherals – 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14	320	322,819

Consumer Finance – 3.2%
American Express Credit Corp.:
7.30%, 8/20/13	425	461,235
2.75%, 9/15/15 (c)	885	889,694
2.80%, 9/19/16	400	401,960
Capital One Financial Corp.:
4.80%, 2/21/12	595	597,075
6.25%, 11/15/13	1,000	1,066,877
2.13%, 7/15/14	500	493,590
SLM Corp.:
5.13%, 8/27/12	710	713,621
5.00%, 10/01/13	75	75,000

		4,699,052

Containers & Packaging – 0.7%
Rock-Tenn Co., 9.25%, 3/15/16	98	103,880
Sealed Air Corp., 5.63%, 7/15/13 (a)	750	779,446
Temple-Inland, Inc., 7.88%, 5/01/12	200	204,010

		1,087,336

Diversified Financial Services – 3.4%
Bank of America Corp., 5.38%, 6/15/14	260	258,788
Citigroup, Inc.:
5.50%, 4/11/13	790	806,529
5.50%, 10/15/14	580	596,267
General Electric Capital Corp., 2.80%, 1/08/13 (c)	1,160	1,182,040
JPMorgan Chase & Co.:
4.65%, 6/01/14	660	696,886
5.15%, 10/01/15	600	636,828
2.60%, 1/15/16	830	817,851

		4,995,189

Diversified Telecommunication Services – 2.7%
AT&T Inc., 4.95%, 1/15/13	300	312,666

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services (concluded)
CenturyLink, Inc., 5.50%, 4/01/13	$560	$571,739
Verizon Communications, Inc., 5.25%, 4/15/13	1,045	1,102,719
Verizon New Jersey, Inc., 5.88%, 1/17/12 (c)	1,225	1,227,015
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	650	690,625

		3,904,764

Electric Utilities – 1.1%
Duke Energy Indiana, Inc., 5.00%, 9/15/13	715	756,754
MidAmerican Energy Holdings Co., 3.15%, 7/15/12	800	809,372

		1,566,126

Electronic Equipment, Instruments & Components – 0.3%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	394,710

Energy Equipment & Services – 0.3%
Transocean, Inc., 4.95%, 11/15/15	380	388,036

Food Products – 1.9%
Kraft Foods, Inc.:
6.25%, 6/01/12	421	430,170
6.00%, 2/11/13	1,505	1,585,576
WM Wrigley Jr. Co., 2.45%, 6/28/12 (a)	800	805,925

		2,821,671

Health Care Equipment & Supplies – 1.6%
Boston Scientific Corp., 6.25%, 11/15/15	425	471,122
CareFusion Corp., 4.13%, 8/01/12	1,500	1,522,791
Covidien International Finance SA, 5.45%, 10/15/12	330	341,516

		2,335,429

Health Care Providers & Services – 0.5%
Coventry Health Care, Inc., 6.13%, 1/15/15	670	733,513

Hotels, Restaurants & Leisure – 1.1%
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.88%, 11/15/15	645	714,338
Wyndham Worldwide Corp., 9.88%, 5/01/14	746	853,923

		1,568,261

Household Durables – 0.5%
Newell Rubbermaid, Inc., 5.50%, 4/15/13	735	770,681

Insurance – 4.4%
American International Group, Inc., 3.65%, 1/15/14	1,350	1,311,107
Lincoln National Corp., 4.30%, 6/15/15	810	838,873
MetLife, Inc., 6.75%, 6/01/16	680	783,386
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (a)	1,400	1,462,486
Pacific Life Global Funding, 5.15%,
4/15/13 (a)	280	292,466
Prudential Financial, Inc.:
3.63%, 9/17/12	430	436,666
2.75%, 1/14/13	450	453,877
XL Group Plc, 5.25%, 9/15/14	750	793,136

		6,371,997

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	13

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.:
4.45%, 9/14/12	$885	$902,325
5.50%, 9/14/15	135	148,810
Life Technologies Corp., 4.40%, 3/01/15	400	415,663

		1,466,798

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	380	441,701

Media – 3.5%
Comcast Corp., 5.90%, 3/15/16	500	572,296
COX Communications, Inc., 5.45%, 12/15/14	880	976,824
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16	1,230	1,245,983
7.63%, 5/15/16	650	689,812
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14	890	945,625
10.00%, 7/15/17	221	252,492
Time Warner Cable, Inc., 7.50%, 4/01/14	355	397,478

		5,080,510

Metals & Mining – 1.9%
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	1,000	1,062,500
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14	800	935,611
1.88%, 11/02/15	450	453,771
Xstrata Canada Financial Corp., 2.85%, 11/10/14 (a)	330	331,685

		2,783,567

Multiline Retail – 0.4%
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	590	594,046

Multi-Utilities – 0.3%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	425,495

Oil, Gas & Consumable Fuels – 4.7%
BP Capital Markets Plc, 5.25%, 11/07/13	2,495	2,676,047
Canadian Natural Resources Ltd., 1.45%, 11/14/14	240	241,398
Enterprise Products Operating LLC:
4.60%, 8/01/12	350	355,150
6.13%, 2/01/13	150	156,557
6.38%, 2/01/13	225	235,529
9.75%, 1/31/14	1,495	1,726,940
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (a)	895	944,514
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	410	436,883

		6,773,018

Paper & Forest Products – 1.9%
Celulosa Arauco y Constitucion SA, 5.13%, 7/09/13	1,300	1,356,289
Domtar Corp., 7.13%, 8/15/15	265	291,500
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	965	1,072,076

		2,719,865

Pharmaceuticals – 0.6%
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	810	816,262

Corporate Bonds	Par (000)	Value

Real Estate Investment Trusts (REITs) – 0.7%
AvalonBay Communities, Inc., 6.13%, 11/01/12	$132	$136,542
Ventas Realty LP/Ventas Capital Corp., 9.00%, 5/01/12	850	866,283

		1,002,825

Road & Rail – 1.6%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)	775	749,458
Burlington Northern Santa Fe LLC, 4.30%, 7/01/13	205	214,339
CSX Corp.:
5.50%, 8/01/13	778	826,239
6.25%, 4/01/15	470	537,027

		2,327,063

Semiconductors & Semiconductor Equipment – 1.8%
Analog Devices, Inc., 5.00%, 7/01/14	475	518,417
Broadcom Corp., 1.50%, 11/01/13	715	722,732
Maxim Integrated Products, Inc., 3.45%, 6/14/13	605	621,432
National Semiconductor Corp., 6.15%, 6/15/12	690	706,913

		2,569,494

Wireless Telecommunication Services – 3.2%
America Movil SAB de CV, 5.50%, 3/01/14	670	721,313
Cellco Partnership/Verizon Wireless Capital LLC, 5.25%, 2/01/12	300	301,034
Crown Castle Towers LLC, 4.52%, 1/15/15 (a)	670	698,770
Rogers Communications, Inc., 6.25%, 6/15/13	1,910	2,044,495
SBA Tower Trust, 4.25%, 4/15/15 (a)	255	262,148
Vodafone Group Plc, 5.00%, 12/16/13	500	536,499

		4,564,259

Total Corporate Bonds – 57.1%		82,672,727

Foreign Agency Obligations
Australia & New Zealand Banking Group Ltd., 0.84%, 6/18/12 (a)(b)	800	799,887
CDP Financial, Inc., 3.00%, 11/25/14 (a)	315	327,574
Commonwealth Bank of Australia, 3.49%, 8/13/14 (a)	885	930,292
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (a)	620	664,985
Danske Bank A/S, 2.50%, 5/10/12 (a)(c)	1,570	1,579,877
Eksportfinans ASA:
5.00%, 2/14/12	300	298,359
3.00%, 11/17/14	460	409,569
FIH Erhvervsbank A/S:
2.45%, 8/17/12 (a)	195	196,984
1.75%, 12/06/12 (a)	755	760,561
Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	500	523,898
Macquarie Bank Ltd., 4.10%, 12/17/13 (a)	1,300	1,378,230
Petrobras International Finance Co.:
7.75%, 9/15/14	450	512,460
3.88%, 1/27/16	380	391,480

Total Foreign Agency Obligations – 6.1%		8,774,156

14	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value

Canada – 0.4%
Province of Ontario Canada, 0.94%, 5/22/12 (b)	$560	$560,845

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 6.4%
Arkle Master Issuer Plc, Series 2010-1A, Class 2A, 1.44%, 2/17/15 (a)(b)	1,810	1,802,479
Arran Residential Mortgages Funding Plc:
Series 2007-3A, Class A2B, 0.62%, 9/16/56 (a)(b)	565	561,129
Series 2010-1A, Class A1C, 1.66%, 5/16/47 (a)(b)	651	650,298
Series 2011-1A, Class A1C, 1.68%, 11/19/47 (a)(b)	968	966,215
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.85%, 2/25/34 (b)	167	136,045
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.78%, 10/25/34 (b)	214	187,323
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1.03%, 11/25/34 (b)	10	8,948
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.80%, 5/20/34 (b)	265	218,800
First Horizon Asset Securities, Inc.:
Series 2003-AR4, Class 2A1, 2.54%, 12/25/33 (b)	77	69,686
Series 2004-AR6, Class 2A1, 2.63%, 12/25/34 (b)	222	198,872
Gracechurch Mortgage Financing Plc, Series 2007-1A, Class 3A1, 0.56%, 11/20/56 (a)(b)	695	692,698
Holmes Master Issuer Plc, Series 2007-2A, Class 4A, 0.50%, 7/15/21 (b)	1,150	1,141,760
Permanent Master Issuer Plc:
Series 2006-1, Class 5A, 0.51%, 7/15/33 (b)	500	495,745
Series 2010-1A, Class 1A, 1.55%, 7/15/42 (a)(b)	605	602,736
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.52%, 6/25/34 (b)	264	226,588
Thornburg Mortgage Securities Trust:
Series 2007-1, Class A2B, 0.36%, 3/25/37 (b)	507	500,819
Series 2007-2, Class A2A, 0.39%, 6/25/37 (b)	527	523,221
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A1, 2.72%, 3/25/35 (b)	304	255,449

		9,238,811

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities – 12.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class B, 5.18%, 3/11/41 (b)	$940	$972,844
Series 2004-1, Class A4, 4.76%, 11/10/39	375	393,710
Series 2005-3, Class A2, 4.50%, 7/10/43	320	319,968
Series 2007-1, Class A3, 5.45%, 1/15/49	1,255	1,320,601
Series 2007-3, Class A2, 5.62%, 7/10/12 (b)	481	486,216
Series 2007-5, Class A3, 5.62%, 2/10/51	1,120	1,178,972
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 3/11/12	371	375,922
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A2, 6.10%, 7/16/34 (a)	17	17,162
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	719	727,431
Series 2002-CP3, Class A3, 5.60%, 7/15/35	226	227,760
Credit Suisse Mortgage Capital Certificates:
Series 2007-C4, Class A3, 5.97%, 7/15/14 (b)	710	739,889
Series 2007-C5, Class AAB, 5.62%, 10/15/16 (b)	525	556,545
Series 2008-C1, Class A2, 6.41%, 2/15/13 (b)	880	910,147
GE Capital Commercial Mortgage Corp.:
Series 2005-C1, Class A2, 4.35%, 6/10/48	148	147,701
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,102	1,104,193
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C2, Class A2, 5.05%, 11/12/12	743	759,203
Series 2004-LN2, Class A2, 5.12%, 8/15/14	610	644,902
Series 2007-LD12, Class A2, 5.83%, 8/15/12	689	702,934
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 9/15/27 (b)	53	53,215
Series 2004-C8, Class A5, 4.72%, 12/15/29	703	703,427
Series 2007-C2, Class A2, 5.30%, 2/15/40	349	349,770

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	15

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	$2,500	$2,639,203
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	25	25,270
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2, 4.47%, 3/18/36	18	18,061
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C1, Class A4, 6.29%, 4/15/34	1,012	1,015,588
Series 2005-C17, Class A2, 4.78%, 3/15/42	172	171,471
Series 2006-C28, Class A2, 5.50%, 10/15/48	355	355,196
Series 2007-C33, Class A4, 5.90%, 7/15/17 (b)	570	617,157

		17,534,458

Total Non-Agency Mortgage-Backed Securities – 18.5%		26,773,269

Taxable Municipal Bonds
State of California GO:
5.10%, 8/01/14	170	178,327
3.95%, 11/01/15	175	184,683
State of California Various Purposes GO, 5.65%, 4/01/39	535	564,366
State of Illinois GO, 2.77%, 1/01/12	1,100	1,100,066

Total Taxable Municipal Bonds – 1.4%		2,027,442

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 2.2%
Fannie Mae:
Series 2006-99, Class PA, 5.50%, 5/25/30	87	87,355
Series 2011-128, Class KP, 4.50%, 7/25/41	640	687,237
Freddie Mac, Series 3959, Class MA, 4.50%, 11/15/41	904	983,125
Ginnie Mae:
Series 2006-3, Class B, 5.09%, 1/16/37 (b)	521	557,913
Series 2006-68, Class B, 5.16%, 6/16/31 (b)	800	815,762

		3,131,392

Commercial Mortgage-Backed Securities – 0.5%
Freddie Mac Multi-Family Structured
Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	257	259,027
Series K003, Class A2, 3.61%, 6/25/14	420	435,886

		694,913

Mortgage-Backed Securities – 18.3%
Fannie Mae Mortgage-Backed Securities:
5.50%, 12/01/18 (c)	830	901,601
5.00%, 7/01/19-3/01/26 (c)	7,772	8,394,734
3.00%, 1/01/27 (d)	12,365	12,739,019

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21 (c)	$2,226	$2,393,760
5.50%, 5/01/22 (c)	1,918	2,083,978

		26,513,092

Total U.S. Government Sponsored Agency Securities – 21.0%		30,339,397

U.S. Treasury Obligations
U.S. Treasury Notes:
0.25%, 10/31/13 (c)	155	155,024
0.38%, 11/15/14 (c)	9,070	9,075,669
0.88%, 11/30/16 (c)	1,595	1,599,860

Total U.S. Treasury Obligations – 7.5%		10,830,553

Total Investments Before TBA Sal Commitments (Cost – $182,980,433*) – 127.1%		183,872,390

TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed Securities, 3.00%, 1/01/27	2,465	(2,545,113)

Total TBA Sale Commitments (Proceeds – $2,535,904) – (1.8)%		(2,545,113)

Total Investments Net of TBA Sale Commitments – 125.3%		181,327,277
Liabilities in Excess of Other Assets – (25.3)%		(36,620,752)

Net Assets – 100.0%		$144,706,525

* As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$182,980,433

Gross unrealized appreciation.	$1,711,268
Gross unrealized depreciation.	(819,311)

Net unrealized appreciation	$891,957

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Variable rate security. Rate shown is as of report date.
(c) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d) Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	$(67,113)	$(208)
RBS Securities, Inc.	$2,478,000	$30,937
Goldman Sachs Bank USA	$67,113	$833
JPMorgan Chase Bank, N.A.	$7,715,906	$29,672

16	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (continued)	Series S Portfolio

•	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
RBS Securities, Inc.	0.30%	10/25/11	Open	$1,629,459	$1,628,509
Credit Suisse International	0.40%	10/26/11	Open	1,271,724	1,270,750
Credit Suisse International	0.40%	10/26/11	Open	1,199,888	1,198,969
Credit Suisse International	0.30%	12/06/11	Open	850,898	850,706
Deutsche Bank AG	0.10%	12/09/11	Open	155,205	155,194
Credit Suisse International	0.28%	12/12/11	1/12/12	7,707,235	7,705,378
Credit Suisse International	(0.05)%	12/12/11	Open	9,081,060	9,081,338
Credit Suisse International	0.32%	12/21/11	1/18/12	3,405,519	3,404,671
Credit Suisse International	0.32%	12/29/11	1/12/12	877,607	877,498
Deutsche Bank AG	(1.14)%	12/30/11	Open	1,600,778	1,600,981
UBS AG	0.39%	12/30/11	1/03/12	2,655,215	2,655,100

Total				$30,434,588	$30,429,094

[1]	Certain agreements have no stated maturity and can be terminated by either party at anytime.

•	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
72	U.S. Treasury Notes (2 Year)	Chicago Mercantile	March 2012	$15,879,375	$8,906
131	U.S. Treasury Notes (5 Year)	Chicago Mercantile	March 2012	$16,146,774	87,776

Total					$96,682

•	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
16	U.S. Treasury Notes (10 Year)	Chicago Mercantile	March 2012	$2,098,000	$(32,095)

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Whirlpool Corp.	1.00%	Citibank, N.A.	3/20/16	$525	$ 23,299

•	Credit default swaps on single-name issues—sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	$1,300	$ 4,833

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
•	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	$4,000	$ 33,357

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	17

Schedule of Investments (continued)	Series S Portfolio

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	–	$20,142,907	$1,751,094	$21,894,001
Corporate Bonds	–	82,672,727	–	82,672,727
Foreign Agency Obligations	–	8,774,156	–	8,774,156
Foreign Government Obligations	–	560,845	–	560,845
Non-Agency Mortgage-Backed Securities	–	26,773,269	–	26,773,269
Taxable Municipal Bonds	–	2,027,442	–	2,027,442
U.S. Government Sponsored Agency Securities	–	30,339,397	–	30,339,397
U.S. Treasury Obligations	–	10,830,553	–	10,830,553
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(2,545,113)	–	(2,545,113)

Total	–	$179,576,183	$1,751,094	$181,327,277

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$96,682	–	–	$96,682
Credit contracts	–	$56,656	$4,833	61,489
Liabilities:
Interest rate contracts	(32,095)	–	–	(32,095)

Total	$64,587	$56,656	$4,833	$126,076

[1]	Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	U.S Government Sponsored Agency Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Balance, as of March 31, 2011	$1,349,911	$837,160	$6,886,072	$9,073,143
Accrued discounts/ premiums	32	–	–	32
Realized gain.	–	–	–	–
Net change in unrealized appreciation/ depreciation[2]	(17,885)	–	–	(17,885)
Purchases	709,841	–	–	709,841
Sales	(290,805)	–	–	(290,805)
Transfers in3	–	–	–	–
Transfers out[3]	–	(837,160)	(6,886,072)	(7,723,232)

Balance, as of December 31, 2011	$1,751,094	–	–	$1,751,094

[2]	The change in unrealized appreciation/depreciation on investments still held at December 31, 2011 was $(17,885).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011

Schedule of Investments (concluded)	Series S Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts Assets

Balance, as of March 31, 2011	–

Accrued discounts/premiums	–

Net realized gain (loss)	–

Net change in unrealized appreciation/ depreciation[4]	$ (8,655)

Purchases	–

Issuances[5]	13,488

Sales	–

Settlements[6]	–

Transfers in7	–

Transfers out[7]	–

Balance, as of December 31, 2011	$ 4,833

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2011 was $(8,655).
[5]	Issuances represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2011	19

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Allocation Target Shares

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Allocation Target Shares

Date: February 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Bond Allocation Target Shares

Date: February 24, 2012